DEBT - Senior Notes (Details) CAD in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Oct. 01, 2015 USD ($)	Oct. 01, 2015 CAD	Jun. 18, 2015 USD ($)	Jun. 18, 2015 CAD	Oct. 31, 2015 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Oct. 31, 2015 USD ($)
DEBT
Foreign exchange (gain)/loss						CAD 108	CAD (8,705)	CAD 11,165
Senior Notes, Total										CAD 745,599
Current portion										29,539
Long-term portion										CAD 716,060
Foreign exchange derivatives
DEBT
Foreign exchange (gain)/loss							CAD 39,200	CAD (700)
Senior notes
DEBT
Repurchase of outstanding senior notes | $									$ 267,000
Principal repayment of debt and associated derivative settlement						335,400
Gain on repurchase						CAD 19,300
3.79% senior notes maturing September 2022
DEBT
Coupon Rate (as a percent)									3.79%	3.79%
Original Principal | $									$ 200,000
Remaining Principal | $									$ 105,000
Senior Notes, Total										CAD 140,923
4.34 % senior notes maturing May 15, 2019
DEBT
Coupon Rate (as a percent)									4.34%	4.34%
Original Principal										CAD 30,000
Remaining Principal										30,000
Senior Notes, Total										CAD 30,000
4.40% senior notes maturing May 15, 2022
DEBT
Coupon Rate (as a percent)									4.40%	4.40%
Original Principal | $									$ 20,000
Remaining Principal | $									$ 20,000
Senior Notes, Total										CAD 26,854
4.40% senior notes maturing May 15, 2020
DEBT
Coupon Rate (as a percent)									4.40%	4.40%
Original Principal | $									$ 355,000
Remaining Principal | $									$ 298,000
Senior Notes, Total										CAD 400,125
6.37% senior notes maturing June 2015
DEBT
Principal repayment of debt and associated derivative settlement				CAD 40,000
6.82% senior notes maturing June 18, 2015
DEBT
Principal repayment of debt and associated derivative settlement | $			$ 40,000
5.46% senior notes maturing October 1, 2015
DEBT
Original Principal | $											$ 54,000
5.46% senior notes maturing October 1, 2015 | Foreign exchange derivatives
DEBT
Principal repayment of debt and associated derivative settlement	$ 10,800	CAD 11,000
Original Principal | $	$ 54,000
Foreign exchange (gain)/loss		CAD (3,300)			CAD (3,300)
7.97% senior notes maturing June 18, 2017
DEBT
Coupon Rate (as a percent)									7.97%	7.97%
Original Principal | $									$ 225,000
Remaining Principal | $									$ 110,000
Senior Notes, Total										CAD 147,697